SHARE CAPITAL - Disclosure of RSU activity (Details) - Share						1 Months Ended	12 Months Ended
	May 07, 2026	Jan. 23, 2026	Dec. 05, 2025	Oct. 22, 2025	Sep. 08, 2025	Aug. 31, 2026	Jul. 31, 2026	Jul. 31, 2025
Disclosure of classes of share capital [line items]
Exercised						(15,000)
Restricted share units [Member]
Disclosure of classes of share capital [line items]
Balance, beginning of year						2,785,000
Granted	350,000	750,000	25,000	50,000	1,660,000
Balance, end of year							2,785,000
Restricted share units [Member] | Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Balance, beginning of year						2,785,000	0	0
Granted							2,835,000
Exercised							(50,000)
Balance, end of year							2,785,000	0